EMPLOYEE BENEFITS - Summary of Number and Weighted Average Number of Shares (Detail) shares in Thousands	12 Months Ended
	Dec. 31, 2023 shares R$ / shares	Dec. 31, 2022 shares R$ / shares
Disclosure of Employee Benefits [Line Items]
Weighted average strike price per option, Changes from options to restricted shares | R$ / shares		R$ 48.98
Stock option plan and Strategy Acceleration Plan [Member]
Disclosure of Employee Benefits [Line Items]
Weighted average strike price per option, Balance | R$ / shares	R$ 18.92	21.05
Weighted average strike price per option, Granted | R$ / shares	16.45	16.45
Weighted average strike price per option, Expired / Cancelled | R$ / shares	22.92	27.22
Weighted average exercise price per option, Exercised | R$ / shares	13.02	11.98
Weighted average strike price per option, TBS Awards - equity to cash settlement conversion | R$ / shares	21.43
Weighted average strike price per option, Balance | R$ / shares	R$ 18.74	R$ 18.92
Options, Balance	19,660	20,137
Options, Granted	30	1,710
Options, Changes from options to restricted shares		(1,100)
Options, Exercised	(568)	(226)
Options, Expired / Cancelled	(758)	(861)
Options, TBS Awards - equity to cash settlement conversion	(1,334)
Options, Balance	17,030	19,660
Shares, Balance	17,030
Restricted Stocks [Member]
Disclosure of Employee Benefits [Line Items]
Shares, Balance	6,058	5,494
Shares, Granted	3,966	2,359
Shares, Changes from options to restricted shares		1,100
Shares, Expired/Canceled	(360)	(442)
Shares, Stock adjustment based on acquisition performance
Shares, Released	(3,033)	(2,453)
Shares, Adjustments related to vesting in the sale of Aesop
Shares, Awards related to the sale of Aesop	(182)
Shares, Adjustments related to the acquisition of rights in the sale of TBS	(18)
Shares, TBS Awards - equity to cash settlement conversion	(129)
Shares, Balance	6,302	6,058
Performance Shares [Member]
Disclosure of Employee Benefits [Line Items]
Shares, Balance	12,055	8,045
Shares, Granted	8,736	6,485
Shares, Changes from options to restricted shares
Shares, Expired/Canceled	(2,921)	(1,902)
Shares, Stock adjustment based on acquisition performance	(990)
Shares, Released	(2,686)	(573)
Shares, Adjustments related to vesting in the sale of Aesop	(964)
Shares, Awards related to the sale of Aesop	(875)
Shares, Adjustments related to the acquisition of rights in the sale of TBS	(1,476)
Shares, TBS Awards - equity to cash settlement conversion	(383)
Shares, Balance	10,496	12,055